Mine Holding Costs (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Mine Holding Costs [Abstract]
Disclosure of detailed information about mine holding costs [Table Text Block]

	Year Ended December 31,
	2021	2020
Del Toro	$3,385	$7,999
La Parrilla	3,278	5,563
San Martin	2,597	5,265
La Guitarra	2,796	2,757
	$12,056	$21,583